FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  March 31, 2008

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY            May 14, 2008
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   17

Form 13F Information Table Value Total:   $ 1,848,075  (thousands)

List of Other Included Managers:          None


                                             FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                     Column 2   Column 3   Column 4         Column 5         Column 6    Column 7         Column 8

                                 Title of    CUSIP      Value      Shares or  SH/ Put/  Investment   Other        Voting Authority
  Name of Issuer                  Class               (x$1000)     Prin. Amt. PRN Call  Discretion   Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
DEL MONTE FOODS CO                 com       24522P103   136,620   14,335,740  SH        Sole                 14,335,740
DONNELLEY RR & SONS CO             com       257867101   364,003   12,009,344  SH        Sole                 12,009,344
DOVER CORP                         com       260003108    32,634      781,100  SH        Sole                    781,100
EATON CORP                         com       278058102   253,179    3,177,850  SH        Sole                  3,177,850
GENCORP INC                        com       368682100    28,293    2,749,550  SH        Sole                  2,749,550
GOODRICH CORP                      com       382388106   202,111    3,514,369  SH        Sole                  3,514,369
HAYNES INTERNATIONAL INC         com new     420877201    12,052      219,600  SH        Sole                    219,600
ITT CORP NEW                       com       450911102    32,881      634,650  SH        Sole                    634,650
JOY GLOBAL INC                     com       481165108   150,916    2,316,090  SH        Sole                  2,316,090
KENNAMETAL INC                     com       489170100    28,734      976,350  SH        Sole                    976,350
OIL STS INTL INC                   com       678026105    45,939    1,025,200  SH        Sole                  1,025,200
OSHKOSH CORP                       com       688239201    31,174      859,250  SH        Sole                    859,250
PRECISION CASTPARTS CORP           com       740189105   244,604    2,396,200  SH        Sole                  2,396,200
SMITH INTL INC                     com       832110100   176,591    2,749,350  SH        Sole                  2,749,350
TEREX CORP NEW                     com       880779103    15,309      244,950  SH        Sole                    244,950
TIMKEN CO                          com       887389104    43,633    1,468,150  SH        Sole                  1,468,150
TRINITY INDS INC                   com       896522109    49,402    1,853,751  SH        Sole                  1,853,751